Intangible Assets (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Intangible assets not subject to amortization
Trademarks	$ 251,157	$ 251,157	$ 130,000
Patents [Member]
Amortized intangible assets:
Gross carrying Amount		705,662	492,147
Accumulated Amortization		(202,767)	(112,568)
Net carrying Amount		502,895	379,579
Website [Member]
Amortized intangible assets:
Gross carrying Amount		18,909	18,909
Accumulated Amortization		(16,137)	(14,003)
Net carrying Amount		$ 2,772	$ 4,906